Shareholders' equity and share-based payments - SunPower Restricted Stocks (Details) - Sun Power restricted stocks EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments
Share-based payments
Number outstanding as of the beginning of the period | EquityInstruments	9,326	7,660	7,293
Shares granted | EquityInstruments	12,797	5,430	4,449
Shares vested | EquityInstruments	(3,596)	(2,460)	(2,266)
Shares forfeited | EquityInstruments	(11,360)	(1,304)	(1,816)
Number outstanding as of the end of the period | EquityInstruments	7,167	9,326	7,660
Weighted-average grant date fair value of outstanding shares as of the beginning of the period | $	$ 7.75	$ 9.11	$ 11.83
Weighted-average grant date fair value of granted shares | $	11.10	6.82	7.77
Weighted-average grant date fair value of vested shares | $	9.88	9.65	14.45
Weighted-average grant date fair value of forfeited shares | $	7.07	8.28	10.10
Weighted-average grant date fair value of outstanding shares as of the end of the period | $	$ 13.75	$ 7.75	$ 9.11